Stock-based compensation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Option
Stock-based compensation
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management	$ 8,900
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management, period of recognition (in years)	2 years 1 month 6 days
Restricted Stock Award
Stock-based compensation
Windfall Net Of Shortfall	$ 2,500
Restricted Stock Award | Directors
Stock-based compensation
Stock granted	0	0	1,052
Restricted Stock Expense			$ 52
Incentive award, tax benefit			$ 6
Restricted Stock Units (RSUs) | Executive Officers
Stock-based compensation
Stock granted	120,105	213,511	152,773
Restricted Stock Expense	$ 8,600	$ 7,600	$ 7,700
Incentive award, tax benefit	1,600	$ 1,300	$ 1,200
Fair Market Value of stock vested at vesting date	$ 18,600
Stock-Based Compensation, vesting rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining 55 years of age and 10 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on or after 2014 and prior to 2021 was modified as follows: the graduated vesting portion is vested ratably over four years commencing at the date of the grant and the retirement vesting portion is vested at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. The graduated vesting portion is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. Restricted stock granted on or after 2021 will vest ratably in equal annual installments over a period of 4 years or 3 years, depending in the classification of the employee.
Restricted Stock Units (RSUs) | Executive Officers | Share Vesting On Grant Date
Stock-based compensation
Fair value of stocks vested at grant date	$ 11,600
Restricted Stock Units (RSUs) | Directors
Stock-based compensation
Stock granted	20,638	43,866	27,449
Restricted Stock Expense	$ 1,900	$ 1,600	$ 1,600
Incentive award, tax benefit	400	$ 300	$ 200
Fair value of stocks vested at grant date	$ 1,600
Performance Based Shares | Minimum
Stock-based compensation
Vested and expected to vest range based on shareholder return	50.00%
Performance Based Shares | Maximum
Stock-based compensation
Vested and expected to vest range based on shareholder return	150.00%
Performance Based Shares | Executive Officers
Stock-based compensation
Stock granted	71,374	40,432	65,396
Restricted Stock Expense	$ 5,800	$ 2,300	$ 4,600
Incentive award, tax benefit	$ 500	$ 200	$ 300
Stock-Based Compensation, vesting rights	The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS, ROA and ROATCE) conditions. The performance shares vest at the end of the three-year performance cycle. If a participant terminates employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service, the performance shares shall continue outstanding and vest at the end of the performance cycle.